UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2012

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            OTA Financial Group LP
Address:         1 Manhattanville Road
                 Purchase, NY 10577


Form 13F File Number: 28-11283

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hanratty
Title:  Chief Compliance Officer
Phone:  914-460-4099


Signature, Place, and Date of Signing:

/s/ John Hanratty              Purchase, NY                  May 10, 2012
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]
Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:	2

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: 140,168
                                        (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



     No.     Form 13F File Number     Name

     1        28-11280		      OTA LLC
     2	      28-12833	              OTA SWAPS LLC




NAME OF ISSUER                      TITLE OF CLASS         CUSIP       VALUE   AMOUNT  TYPE    INVSTMT    OTHER          VOTE
                                                                                             DISCRETION  MANAGERS    AUTHORITY
                                                                                                                          SOLE
ABERDEEN ASIA PAC INC FD            COM                    003009107      180    24827  SH   DEFINED        1               180
ADVENT CLAYMORE CONV SEC            COM                    00764C109      168    10340  SH   DEFINED        1               168
ALEXZA PHARMACEUTICALS INC          CALL                   015384900       10    17000  SH   DEFINED        2                10
ALLIANCEBERNSTEIN INC FUND          COM                    01881E101      231    28234  SH   DEFINED        1               231
AMERICA MOVIL S A DE C V            SHS                    02364W204      318    12947  SH   DEFINED        1               318
AMERICAN INTERNATIONAL GROUP        COM                    026874784      200     6515  SH   DEFINED        1               200
BANK OF AMERICA CORPORATION WT      *W EXP 01/16/2019      060505146      115    24872  SH   DEFINED        1               115
BANK OF AMERICA CORPORATION WT      *W EXP 10/28/2018      060505153       18    17666  SH   DEFINED        1                18
BLACKROCK CORPORATE HY FD 5         COM                    09255N102      226    18033  SH   DEFINED        1               226
BLACKROCK INCOME OPPORTUNITY        COM                    092475102      109    10439  SH   DEFINED        1               109
BLACKROCK MUNIYIELD QUALITY         COM                    09254E103      361    25462  SH   DEFINED        1               361
BOISE INC                           COM                    09746Y105     2754   335469  SH   DEFINED        1              2754
BORG-WARNER AUTO                    NOTE 3.500% 4/1        099724AF3    48459   188560  SH   DEFINED        1             48459
BUD MINERALS LTD                    NOTE 2.500% 3/2        09061GAC5     4210    20000  SH   DEFINED        1              4210
CARNIVAL CORP                       PAIRED CTF             143658300      206     6423  SH   DEFINED        1               206
CHINA XD PLASTICS CO LTD            PUT                    16948F957      156    28100  SH   DEFINED        2               156
CITIGROUP INC                       *W EXP 01/04/201       172967226        8    20799  SH   DEFINED        1                 8
CITIGROUP INC                       *W EXP 10/28/201       172967234        5    64394  SH   DEFINED        1                 5
CITIGROUP INC                       UNIT 99/99/9999        172967416     2486    24022  SH   DEFINED        1              2486
CLEARBRIDGE ENERGY MLP FUND         COM                    184692101      431    18298  SH   DEFINED        1               431
EATON VANCE RISK-MANAGED DIV        COM                    27829G106      146    13849  SH   DEFINED        1               146
EATON VANCE SR FLOATING             COM                    27828Q105      614    40347  SH   DEFINED        1               614
EATON VANCE TAX-MANAGED GLOB        COM                    27829F108      279    31353  SH   DEFINED        1               279
FORD MOTOR CO                       *W EXP 01/01/201       345370134    10068  2893343  SH   DEFINED     1     2          10068
FORD MOTOR CO                       PUT                    345370950      247    19600  SH   DEFINED        2               247
GENERAL MOTORS CO                   *W EXP 07/10/201       37045V126     1828   163284  SH   DEFINED        1              1828
GENERAL MOTORS CO                   *W EXP 07/10/201       37045V118     8533   513118  SH   DEFINED        1              8533
GENERAL MOTORS CO                   JR PFD CNV SRB         37045V209      562    13439  SH   DEFINED        1               562
GOODYEAR TIRE & RUBBER CO           COM                    382550101      112    10071  SH   DEFINED        1               112
HARTFORD FINL SVCS GRP              DEP CONV PFD           416515708      452    21099  SH   DEFINED        1               452
INGERSOLL-RAND GL HLD CO            NOTE 4.500% 4/1        45687AAD4    11581    50000  SH   DEFINED        1             11581
INVESCO VAN KAMPEN DYNAMIC C        COM                    46132R104      722    61888  SH   DEFINED        1               722
ISHARES BARCLAYS CREDIT BOND        CR BD                  464288620      396     3616  SH   DEFINED        1               396
ISHARES INC                         MSCI TAIWAN            464286731      267    19953  SH   DEFINED        1               267
ISHARES MSCI EAFE INDEX FUND        MSCI EAFE INDEX        464287465     5977   108881  SH   DEFINED        1              5977
ISHARES MSCI EMERGING MKT           MSCI EMERG MKT         464287234     3316    77241  SH   DEFINED        1              3316
ISHARES MSCI HONG KONG INDEX        MSCI HONG KONG         464286871      541    31062  SH   DEFINED        1               541
ISHARES MSCI SOUTH KOREA            MSCI S KOREA           464286772      380     6390  SH   DEFINED        1               380
ISHARES MSCI THAILAND INVSTB        MSCI THAILAND          464286624      241     3320  SH   DEFINED        1               241
ISHARES S&P EUROPE 350              EURO PLUS              464287861      544    14588  SH   DEFINED        1               544
ISHARES S&P NA NAT RES S I F        NA NAT RES             464287374      433    10993  SH   DEFINED        1               433
JPMORGAN ALERIAN MLP INDEX          ALERIAN ML ETN         46625H365      791    20219  SH   DEFINED        1               791
JPMORGAN CHASE & CO                 *W EXP 10/28/201       46634E114      233    17478  SH   DEFINED        1               233
KINDER MORGAN MANAGEMENT LLC        SHS                    49455U100      705     9453  SH   DEFINED        1               705
MARKET VECTORS INDONESIA IND        ETF                    57060U753      205     6888  SH   DEFINED        1               205
MARKET VECTORS RUSSIA ETF           ETF                    57060U506      293     9493  SH   DEFINED        1               293
MINEFINDERS CORP                    COM                    602900102      529    38119  SH   DEFINED        1               529
MOLYCORP INC                        PFD CONV SER A         608753208      691     9646  SH   DEFINED        1               691
NEUBERGER BERMAN REAL               COM                    64190A103      102    23845  SH   DEFINED        1               102
NEWS CORP           CL B            CL B                   65248E203      333    16668  SH   DEFINED        1               333
NUVEEN CREDIT STRATEGIES INC        SHS                    67073D102      126    14083  SH   DEFINED        1               126
NUVEEN INS MUNI OPPTY               COM                    670984103      230    15769  SH   DEFINED        1               230
OCLARO INC                          COM                    67555N206       57    14485  SH   DEFINED        1                57
PETROLEO BRASILEIRO S.A.-ADR        ADR                    71654V408      451    17003  SH   DEFINED        1               451
PIMCO MUNI INCOME FD II             COM                    72200W106      322    26444  SH   DEFINED        1               322
POWERSHARES FTSE RAFI EM MKT        EMER MRKT PORT         73936T763      241    10536  SH   DEFINED        1               241
POWERSHARES SENIOR LOAN PORT        SENIOR LN PORT         73936Q769      476    19402  SH   DEFINED        1               476
REED ELSEVIER PLC-SPONS ADR         ADR                    758205207      309     8736  SH   DEFINED        1               309
ROYAL DUTCH SHELL PLC-ADR           PLC SPON ADR B         780259107      701     9939  SH   DEFINED        1               701
SPDR BARCLAYS CAPITAL HIGH          ETF                    78464A417     6661   169204  SH   DEFINED        1              6661
SPROTT PHYSICAL GOLD TRUST          GOLD TRUST UNIT        85207H104      858    59440  SH   DEFINED        1               858
SPROTT PHYSICAL SILVER TRUST        TR UNIT                85207K107      358    26305  SH   DEFINED        1               358
SYNOVUS FINANCIAL CORP              UNIT 99/99/9999        87161C204     1373    71738  SH   DEFINED        1              1373
TELECOM ITALIA SPA-SPON ADR         ORD                    87927Y102      160    13517  SH   DEFINED        1               160
TRI CONTL CORP                      COM                    895436103      180    11343  SH   DEFINED        1               180
UNILEVER PLC NEW     ADR            ADR                    904767704      273     8263  SH   DEFINED        1               273
VALE CAPITAL II                     CV 6.75%12             91912F201     4756    75000  SH   DEFINED        1              4756
VANGUARD FTSE ALL-WORLD EX-U        F ALLWRLD EX US        922042775      227     5140  SH   DEFINED        1               227
VANGUARD MSCI PACIFIC ETF           ETF                    922042866     1027    19337  SH   DEFINED        1              1027
VANGUARD S/T CORP BOND ETF          SHRT-TERM CORP         92206C409      586     7415  SH   DEFINED        1               586
VULCAN MATERIALS CO                 COM                    929160109      547    12821  SH   DEFINED        1               547
WELLS FARGO ADVANTAGE INCOME        SHS                    94987B105      240    23506  SH   DEFINED        1               240
WESTERN ASSET HIGH INC FD II        COM                    95766J102      165    16600  SH   DEFINED        1               165
WESTERN ASSET MANAGED HIGH Y        COM                    95766L107      257    41997  SH   DEFINED        1               257
WHITING PETROLEUM CORP              NEW PERP PFD CONV      966387201     7148    28200  SH   DEFINED        1              7148
WISDOMTREE INDIA EARNINGS           INDIA ERNGS FD         97717W422      667    34612  SH   DEFINED        1               667




